UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22497

STRATEGY SHARES

(Exact name of registrant as specified in charter)

36 North New York Avenue, Huntington, NY 11743

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 855-477-3837

Date of fiscal year end: April 30

Date of reporting period: October 31, 2022

Item 1. Reports to Stockholders.

Semi-Annual Shareholder Report

Strategy Shares Nasdaq 5HANDL™ Index ETF (FIVR)
Strategy Shares Gold-Hedged Bond ETF (GLDB)
Strategy Shares Nasdaq 7HANDL™ Index ETF (HNDL)
Strategy Shares Halt Climate Change ETF (NZRO)
Strategy Shares Newfound/Resolve Robust Momentum ETF (ROMO)

OCTOBER 31, 2022

You may elect to receive shareholder reports in paper free of charge. You can contact your financial intermediary to request that you receive paper copies of your reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Expense Examples (Unaudited)	October 31, 2022

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including commissions on trading, as applicable; and (2) ongoing costs, including advisory fees and other Fund expenses, as applicable. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The expense examples below are based on an investment of $1,000 invested at May 1, 2022 and held through the period ended October 31, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Actual Ending	Hypothetical	Actual	Hypothetical	Annualized
	Account	Account	Ending	Expenses	Expenses	Net Expense
	Value	Value	Account Value	Paid During	Paid During	Ratio During
Fund	5/1/22	10/31/22	10/31/22(1)	the Period(2)	the Period(1)(2)	the Period
Strategy Shares Nasdaq 5 HANDL™ Index ETF (FIVR)	$1,000.00	$941.40	$1,021.63	$3.47	$3.62	0.71%
Strategy Shares Gold-Hedged Bond ETF (GLDB)	1,000.00	777.90	1,021.22	3.54	4.02	0.79%
Strategy Shares Nasdaq 7HANDL™ Index ETF (HNDL)	1,000.00	916.50	1,021.32	3.72	3.92	0.77%
Strategy Shares Halt Climate Change (NZRO)	1,000.00	995.70	1,020.42	4.78	4.84	0.95%
Strategy Shares Newfound/ReSolve Robust Momentum ETF (ROMO)	1,000.00	937.10	1,021.42	3.66	3.82	0.75%

(1)	Represents the hypothetical 5% annual return before expenses.

(2)	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 184/365 (to number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Semi-Annual Shareholder Report | 1

Strategy Shares Nasdaq 5HANDL™ Index ETF (FIVR)

Portfolio of Investments Summary Table	October 31, 2022 (Unaudited)

Percentage of Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of October 31, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Value
Exchange-Traded Funds — 100.0%
5,240	Alerian MLP ETF	$219,608
1,435	Fidelity Total Bond ETF	62,997
5,450	Global X U.S. Preferred ETF	106,984
695	Invesco QQQ Trust	193,175
3,110	Invesco Taxable Municipal Bond ETF	77,221
1,420	iShares Broad USD High Yield Corporate Bond ETF	48,976
170	iShares Core S&P 500 ETF	65,924
3,015	iShares Core U.S. Aggregate Bond ETF	286,124
1,870	JPMorgan Equity Premium Income ETF	102,046
1,470	Schwab U.S. Large-Cap ETF	67,135
6,835	Schwab U.S. REIT ETF	131,984
11,640	SPDR Portfolio Aggregate Bond ETF	286,344
2,680	Utilities Select Sector SPDR Fund ETF	178,970
1,180	Vanguard Dividend Appreciation ETF	175,372
420	Vanguard Intermediate-Term Corporate Bond ETF	31,567
350	Vanguard Mortgage-Backed Securities ETF	15,523
185	Vanguard S&P 500 ETF	65,666
4,075	Vanguard Total Bond Market ETF	286,675
4,695	WisdomTree U.S. Efficient Core Fund	153,151
Total Exchange-Traded Funds (Cost $2,828,364)		$2,555,442
Total Investments — 100.0% (Cost $2,828,364)		$2,555,442
Liabilities less Other Assets — (a)		(619)
Net Assets — 100.0%		$2,554,823

(a)	Amount is less than 0.1%

ETF — Exchange-Traded Fund

MLP — Master Limited Partnership

REIT — Real Estate Investment Trust

S&P — Standard and Poor’s

SPDR — Standard and Poor’s Depositary Receipts

USD — United States Dollar

(See notes which are an integral part of the Financial Statements)

2 | Semi-Annual Shareholder Report

Strategy Shares Gold-Hedged Bond ETF (GLDB)

Portfolio of Investments* Summary Table	October 31, 2022 (Unaudited)

Percentage of Value
Communication Services	11.1%
Consumer Discretionary	6.2%
Consumer Staples	12.8%
Energy	8.2%
Financials	20.0%
Health Care	8.9%
Industrials	8.7%
Information Technology	11.3%
Materials	2.9%
Real Estate	3.8%
Utilities	6.1%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of October 31, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments*

Principal Amount		Value
Corporate Bonds — 80.0%
Communication Services — 6.7%
$476,000	Verizon Communications, Inc., 4.52%, 9/15/48	$380,647
476,000	Walt Disney Co. (The), 2.65%, 1/13/31	394,325
		774,972
Consumer Discretionary — 5.3%
420,000	Amazon.com, Inc., 1.50%, 6/03/30	327,869
280,000	Home Depot, Inc. (The), 5.88%, 12/16/36	287,949
		615,818
Consumer Staples — 10.9%
448,000	Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/01/36	404,927
364,000	BAT Capital Corp., 3.56%, 8/15/27	316,900
364,000	Coca-Cola Co. (The), 1.38%, 3/15/31	277,015
336,000	Costco Wholesale Corp., 1.60%, 4/20/30	268,183
		1,267,025
Energy — 4.5%
336,000	Chevron Corp., 2.24%, 5/11/30	278,592
308,000	MPLX LP, 2.65%, 8/15/30	242,474
		521,066
Financials — 17.2%
140,000	Capital One Financial Corp., 3.80%, 1/31/28	125,089
420,000	Citigroup, Inc., 4.41%, 3/31/31	374,794
448,000	Goldman Sachs Group, Inc. (The), 1.99%, 1/27/32	326,893
392,000	JPMorgan Chase & Co., 4.49%, 3/24/31	354,233
336,000	MetLife, Inc., 4.55%, 3/23/30	319,017
140,000	Northern Trust Corp., 1.95%, 5/01/30	109,562
420,000	Wells Fargo & Co., 3.00%, 10/23/26	380,068
		1,989,656

Principal Amount		Value
Corporate Bonds — (Continued)
Health Care — 7.6%
$364,000	AbbVie, Inc., 3.20%, 11/21/29	$318,158
280,000	Amgen, Inc., 2.20%, 2/21/27	248,579
336,000	CVS Health Corp., 4.30%, 3/25/28	315,277
		882,014
Industrials — 7.3%
364,000	Boeing Co. (The), 5.15%, 5/01/30	336,330
252,000	General Electric Co., 5.88%, 1/14/38	248,361
280,000	Southwest Airlines Co., 5.13%, 6/15/27	273,203
		857,894
Information Technology — 9.6%
308,000	Apple, Inc., 3.35%, 2/09/27	292,094
308,000	Broadcom Corp. / Broadcom Cayman Finance, Ltd., 3.88%, 1/15/27	283,043
308,000	Fiserv, Inc., 3.50%, 7/01/29	267,227
336,000	Oracle Corp., 5.38%, 7/15/40	279,909
		1,122,273
Materials — 2.5%
224,000	Dow Chemical Co. (The), 3.60%, 11/15/50	145,819
168,000	Sherwin-Williams Co. (The), 2.95%, 8/15/29	142,357
		288,176
Real Estate — 3.2%
448,000	Equinix, Inc., 3.20%, 11/18/29	375,237
Utilities — 5.2%
392,000	NextEra Energy Capital Holdings, Inc., 2.25%, 6/01/30	311,164
336,000	Pacific Gas and Electric Co., 4.55%, 7/01/30	294,289
		605,453
Total Corporate Bonds (Cost $10,575,496)		$9,299,584

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report | 3

Strategy Shares Gold-Hedged Bond ETF (GLDB) (Continued)	October 31, 2022 (Unaudited)

Principal Amount		Value
Yankee Dollars — 5.4%
Communication Services — 2.9%
$280,000	Orange SA, 9.00%, 3/01/31	$334,508
Energy — 2.5%
280,000	Shell International Finance BV, 6.38%, 12/15/38	295,366
Total Yankee Dollars (Cost $737,517)		$629,874
Total Investments — 85.4% (Cost $11,313,013)		$9,929,458
Other Assets less Liabilities — 14.6%		1,703,688
Net Assets — 100.0%		$11,633,146

*	Portfolio of Investments is presented on a consolidated basis. See Note 2.A. in the Notes to Financial Statements.

LLC — Limited Liability Corporation

LP — Limited Partnership

Total Return Swap Agreements

							Value and
							Unrealized
Pay/	Financing			Payment	Expiration	Notional	Appreciation/
Receive	Rate	Description	Counterparty	Frequency	Date	Amount	(Depreciation)
Receive	Effective Federal Funds Rate(a) + 85 bps	iShares Gold Trust	BNP Paribas SA	Monthly	5/23/23	$11,796,818	$5,908
Receive	Effective Federal Funds Rate(a) + 85 bps	iShares IBoxx $ Investment Grade Corporate Bond	BNP Paribas SA	Monthly	5/23/23	2,395,985	27,186
							$33,094

(a)	The Effective Federal Funds Rate at October 31, 2022 was 3.08%.

SA — Societe Anonyme (French public limited company)

The derivative instruments outstanding as of October 31, 2022, as disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on swaps during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Fund.

(See notes which are an integral part of the Financial Statements)

4 | Semi-Annual Shareholder Report

Strategy Shares Nasdaq 7HANDL™ Index ETF (HNDL)

Portfolio of Investments Summary Table	October 31, 2022 (Unaudited)

Percentage of Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of October 31, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Value
Exchange-Traded Funds — 89.3%
2,166,905	Alerian MLP ETF	$90,814,989
594,035	Fidelity Total Bond ETF	26,078,137
2,253,485	Global X U.S. Preferred ETF	44,235,911
288,600	Invesco QQQ Trust	80,216,370
1,286,675	Invesco Taxable Municipal Bond ETF	31,948,140
589,225	iShares Broad USD High Yield Corporate Bond ETF	20,322,370
69,745	iShares Core S&P 500 ETF	27,046,414
1,248,195	iShares Core U.S. Aggregate Bond ETF	118,453,705
772,005	JPMorgan Equity Premium Income ETF	42,128,313
608,465	Schwab U.S. Large-Cap ETF	27,788,597
2,828,280	Schwab U.S. REIT ETF	54,614,087
4,817,215	SPDR Portfolio Aggregate Bond ETF	118,503,488
1,108,705	Utilities Select Sector SPDR Fund ETF	74,039,320
488,215	Vanguard Dividend Appreciation ETF	72,558,513
173,160	Vanguard Intermediate-Term Corporate Bond ETF	13,014,706
144,300	Vanguard Mortgage-Backed Securities ETF	6,399,705
76,960	Vanguard S&P 500 ETF	27,316,952
1,685,905	Vanguard Total Bond Market ETF	118,603,416
1,943,240	WisdomTree U.S. Efficient Core Fund	63,388,489
Total Exchange-Traded Funds (Cost $1,203,872,092)		$1,057,471,622
Total Investments — 89.3% (Cost $1,203,872,092)		$1,057,471,622
Other Assets less Liabilities — 10.7%		126,058,822
Net Assets — 100.0%		$1,183,530,444

ETF — Exchange-Traded Fund

MLP — Master Limited Partnership

REIT — Real Estate Investment Trust

S&P — Standard and Poor’s

SPDR — Standard and Poor’s Depositary Receipts

USD — United States Dollar

Total Return Swap Agreements

							Value and
							Unrealized
Pay/	Financing			Payment	Expiration	Notional	Appreciation/
Receive	Rate	Description	Counterparty	Frequency	Date	Amount	(Depreciation)
Receive	Effective Federal Funds Rate(a) +85 bps	Nasdaq 7HANDL™ Index	BNP Paribas SA	Monthly	1/11/23	$466,081,027	$11,867,588

(a)	The Effective Federal Funds Rate at October 31, 2022 was 3.08%.

SA — Societe Anonyme (French public limited company)

The derivative instruments outstanding as of October 31, 2022, as disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on swaps during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Fund.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report | 5

Strategy Shares Halt Climate Change ETF (NZRO)

Portfolio of Investments Summary Table	October 31, 2022 (Unaudited)

Percentage of Value
Communication Services	4.1%
Consumer Discretionary	3.1%
Consumer Staples	4.1%
Energy	1.4%
Financials	0.5%
Health Care	25.3%
Industrials	17.1%
Information Technology	31.3%
Materials	2.0%
Real Estate	0.6%
Utilities	10.5%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of October 31, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Value
Common Stocks — 95.9%
Communication Services — 4.0%
200	Alphabet, Inc., Class C †	$18,932
98	Meta Platforms, Inc., Class A †	9,130
46	Netflix, Inc. †	13,426
		41,488
Consumer Discretionary — 3.0%
104	Arcimoto, Inc. †	77
1,366	Canoo, Inc. †	1,871
590	Fisker, Inc. †	4,809
96	Tesla, Inc. †	21,844
910	Workhorse Group, Inc. †	2,457
		31,058
Consumer Staples — 3.9%
126	Beyond Meat, Inc. †	1,978
88	Ingredion, Inc.	7,842
90	McCormick & Co., Inc.	7,078
1,092	Oatly Group AB ADR †	2,402
476	Unilever PLC ADR	21,662
		40,962
Energy — 1.3%
278	Aemetis, Inc. †	2,057
120	Enviva, Inc.	7,181
2,110	Gevo, Inc. †	4,748
		13,986
Financials — 0.5%
180	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,892
Health Care — 24.2%
188	Abbott Laboratories	18,601
188	AbbVie, Inc.	27,523
112	Amgen, Inc.	30,279
102	Baxter International, Inc.	5,544
126	Beam Therapeutics, Inc. †	5,552
404	Boston Scientific Corp. †	17,416
72	CIGNA Corp.	23,260

Shares		Value
Common Stocks — (Continued)
Health Care — (Continued)
140	Edwards Lifesciences Corp. †	$10,140
240	Gilead Sciences, Inc.	18,830
66	IQVIA Holdings, Inc. †	13,839
118	Moderna, Inc. †	17,739
460	Pfizer, Inc.	21,413
56	UnitedHealth Group, Inc.	31,089
26	Waters Corp. †	7,778
22	West Pharmaceutical Services, Inc.	5,062
		254,065
Industrials — 16.4%
128	Ameresco, Inc., Class A †	7,741
254	Aris Water Solution, Inc., Class A	4,326
618	Array Technologies, Inc. †	11,185
748	Ballard Power Systems, Inc. †	4,241
370	Blink Charging Co. †	5,476
458	Bloom Energy Corp., Class A †	8,569
108	Casella Waste Systems, Inc. †	8,835
518	Chargepoint Holdings, Inc. †	7,242
22	Cintas Corp.	9,406
112	EnerSys	7,424
318	Fluence Energy, Inc. †	4,748
910	Freyr Battery SA †	12,112
1,696	FuelCell Energy, Inc. †	5,292
386	GreenPower Motor Co., Inc. †	988
98	Heritage-Crystal Clean, Inc. †	2,692
216	Johnson Controls International PLC	12,493
86	ManpowerGroup, Inc.	6,737
860	Nikola Corp. †	3,259
348	Plug Power, Inc. †	5,561
478	ReneSola, Ltd. ADR †	2,161
408	Shoals Technologies Group, Inc., Class A †	9,429
152	Stericycle, Inc. †	6,776
276	Sunrun, Inc. †	6,213
1,076	Sunworks, Inc. †	2,432

(See notes which are an integral part of the Financial Statements)

6 | Semi-Annual Shareholder Report

Strategy Shares Halt Climate Change ETF (NZRO) (Continued)	October 31, 2022 (Unaudited)

Shares		Value
Common Stocks — (Continued)
Industrials — (Continued)
218	TPI Composites, Inc. †	$2,171
46	Watts Water Technologies, Inc.	6,733
76	Xylem, Inc.	7,785
		172,027
Information Technology — 30.1%
50	Adobe, Inc. †	15,925
188	Apple, Inc.	28,828
64	Autodesk, Inc. †	13,715
296	Canadian Solar, Inc. †	10,035
418	Cisco Systems, Inc.	18,990
60	Enphase Energy, Inc. †	18,421
104	First Solar, Inc. †	15,139
30	Gartner, Inc. †	9,058
44	Intuit, Inc.	18,810
46	Keysight Technologies, Inc. †	8,011
68	Mastercard, Inc., Class A	22,316
242	Maxeon Solar Technologies, Ltd. †	4,182
104	Microsoft Corp.	24,143
94	NetApp, Inc.	6,511
290	Oracle Corp.	22,640
112	Salesforce, Inc. †	18,210
44	ServiceNow, Inc. †	18,513
36	SolarEdge Technologies, Inc. †	8,281
456	SunPower Corp. †	8,431
116	Visa, Inc., Class A	24,030
		314,189
Materials — 1.9%
74	Ecolab, Inc.	11,624
1,016	PureCycle Technologies, Inc. †	8,402
		20,026
Real Estate — 0.6%
82	CBRE Group, Inc., Class A †	5,817
Utilities — 10.0%
52	American Water Works Co., Inc.	7,558
260	Atlantica Sustainable Infrastructure PLC	7,205
262	Brookfield Renewable Corp., Class A	8,130
130	California Water Service Group	8,067
262	Clearway Energy, Inc., Class C	9,102
188	Global Water Resources, Inc.	2,399
902	Montauk Renewables, Inc. †	13,503
114	NextEra Energy Partners LP	8,444
298	NextEra Energy, Inc.	23,095
116	Ormat Technologies, Inc.	10,492
374	Sunnova Energy International, Inc. †	6,934
		104,929
Total Common Stocks (Cost $1,207,324)		$1,003,439
Total Investments — 95.9% (Cost $1,207,324)		$1,003,439
Other Assets less Liabilities — 4.1%		43,222

Net Assets — 100.0%		$1,046,661

ADR — American Depositary Receipt

LP — Limited Partnership

PLC — Public Liability Company

†	Non-income producing security

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report | 7

Strategy Shares Newfound/ReSolve Robust Momentum ETF (ROMO)

Portfolio of Investments Summary Table	October 31, 2022 (Unaudited)

Percentage of Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of October 31, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Value
Exchange-Traded Funds — 99.8%
470,904	iShares 1-3 Year Treasury Bond ETF	$38,143,224
137,088	iShares 7-10 Year Treasury Bond ETF	12,942,478
252	iShares Core S&P 500 ETF	97,723
Total Exchange-Traded Funds (Cost $53,303,875)		$51,183,425
Total Investments — 99.8% (Cost $53,303,875)		$51,183,425
Other Assets less Liabilities — 0.2%		124,390

Net Assets — 100.0%		$51,307,815

ETF — Exchange-Traded Fund

S&P — Standard and Poor’s

(See notes which are an integral part of the Financial Statements)

8 | Semi-Annual Shareholder Report

Statements of Assets and Liabilities	October 31, 2022 (Unaudited)

	Strategy Shares	Strategy Shares	Strategy Shares
	Nasdaq 5HANDL™	Gold-Hedged Bond	Nasdaq 7HANDL™
	Index ETF (FIVR)	ETF (GLDB)(a)	Index ETF (HNDL)
Assets:
Investments, at value (Cost $2,828,364, $11,313,013 and $1,203,872,092)	$2,555,442	$9,929,458	$1,057,471,622
Cash and Cash Equivalents	9,522	555,479	60,444,085
Segregated cash balances for swap agreements with custodian	—	1,010,000	55,000,000
Dividends and interest receivable	169	113,093	87,577
Unrealized appreciation on swap agreements	—	33,094	11,867,588
Receivable from Advisor	8,144	—	—
Prepaid expenses	5,589	—	11,078
Deferred offering Costs	968	—	—
Total Assets	2,579,834	11,641,124	1,184,881,950
Liabilities:
Payable for capital shares redeemed	—	—	212,317
Payable to counterparties for swap agreements	—	—	275,693
Accrued expenses:
Advisory	—	7,978	595,507
Administration	2,285	—	35,936
Related parties	2,633	—	38,909
Compliance services	36	—	979
Custodian	938	—	7,663
Fund accounting	35	—	34
Other	19,084	—	184,468
Total Liabilities	25,011	7,978	1,351,506
Net Assets	$2,554,823	$11,633,146	$1,183,530,444
Net Assets consist of:
Paid in Capital	$2,982,815	$16,691,202	$1,562,078,368
Total Distributable Earnings / (Loss)	(427,992)	(5,058,056)	(378,547,924)
Net Assets	$2,554,823	$11,633,146	$1,183,530,444

Net Assets:	$2,554,823	$11,633,146	$1,183,530,444
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	125,000	700,000	60,125,000
Net Asset Value (offering and redemption price per share):	$20.44	$16.62	$19.68

(a)	Statement has been consolidated. See Note 2.A. in the Notes to Financial Statements for basis of consolidation.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report | 9

Statements of Assets and Liabilities	October 31, 2022 (Unaudited)

		Strategy Shares
	Strategy Shares	Newfound/ReSolve
	Halt Climate Change	Robust Momentum
	(NZRO)	ETF (ROMO)
Assets:
Investments, at value (Cost $1,207,324 and $53,303,875)	$1,003,439	$51,183,425
Cash and Cash Equivalents	43,642	153,963
Dividends and interest receivable	387	—
Prepaid expenses	—	4,629
Total Assets	1,047,468	51,342,017
Liabilities:
Accrued expenses:
Advisory	807	19,446
Administration	—	5,505
Related parties	—	2,606
Compliance services	—	40
Custodian	—	171
Fund accounting	—	6
Other	—	6,428
Total Liabilities	807	34,202
Net Assets	$1,046,661	$51,307,815
Net Assets consist of:
Paid in Capital	$1,278,241	$56,070,842
Total Distributable Earnings / (Loss)	(231,580)	(4,763,027)
Net Assets	$1,046,661	$51,307,815

Net Assets:	$1,046,661	$51,307,815
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	50,000	2,100,000
Net Asset Value (offering and redemption price per share):	$20.93	$24.43

(See notes which are an integral part of the Financial Statements)

10 | Semi-Annual Shareholder Report

Statements of Operations	For the six months ended October 31, 2022 (Unaudited)

	Strategy Shares	Strategy Shares	Strategy Shares
	Nasdaq 5HANDL™	Gold-Hedged Bond	Nasdaq 7HANDL™
	Index ETF (FIVR)	ETF (GLDB)(a)	Index ETF (HNDL)
Investment Income:
Dividend income	$39,894	$—	$19,626,766
Interest income	—	232,897	4,929
Total Investment Income	39,894	232,897	19,631,695
Expenses:
Advisory	5,677	54,027	4,024,989
Administration	12,564	—	229,693
Related parties	15,133	—	189,682
Fund accounting	175	—	167
Custodian	752	—	34,575
Trustee	7,149	—	7,159
Compliance services	3,907	—	21,811
Legal and audit	14,528	—	9,197
Printing	708	—	249,514
Nasdaq licensing	1,348	—	399,637
Other fees	5,638	—	4,028
Offering costs	3,113	—	—
Total Expenses before fee reductions	70,692	54,027	5,170,452
Expenses contractually waived or reimbursed by the Advisor	(61,934)	—	—
Total Net Expenses	8,758	54,027	5,170,452
Net Investment Income	31,136	178,870	14,461,243
Realized and Unrealized Gains (Losses):
Net realized gains (losses) from investment transactions	(63,402)	(357,303)	(41,419,593)
Net realized gains (losses) from in-kind transactions	901	—	(3,313,707)
Net realized gains (losses) from swap agreements	—	(3,358,049)	(82,638,231)
Change in unrealized appreciation/depreciation on investments	(89,606)	(582,404)	(47,440,742)
Change in unrealized appreciation/depreciation on swaps	—	776,753	41,732,269
Net Realized and Unrealized Gains (Losses)	(152,107)	(3,521,003)	(133,080,004)
Change in Net Assets Resulting From Operations	$(120,971)	$(3,342,133)	$(118,618,761)

(a)	Statement has been consolidated. See Note 2.A. in the Notes to Financial Statements for the basis of consolidation.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report | 11

Statements of Operations	For the six months ended October 31, 2022 (Unaudited)

		Strategy Shares
	Strategy Shares	Newfound/ReSolve
	Halt Climate Change	Robust Momentum
	(NZRO)	ETF (ROMO)
Investment Income:
Dividend income	$6,792	$360,631
Interest income	—	9
Foreign tax withholding	(31)	—
Total Investment Income	6,761	360,640
Expenses:
Advisory	5,498	126,728
Administration	—	31,422
Related parties	—	15,106
Fund accounting	—	34
Custodian	—	1,724
Trustee	—	7,159
Compliance services	—	4,518
Legal and audit	—	13,337
Printing	—	1,529
Other fees	—	1,017
Total Expenses before fee reductions	5,498	202,574
Expenses contractually waived or reimbursed by the Advisor	—	(8,577)
Total Net Expenses	5,498	193,997
Net Investment Income	1,263	166,643
Realized and Unrealized Gains (Losses):
Net realized gains (losses) from investment transactions	(1,726)	(1,733,530)
Net realized gains (losses) from in-kind transactions	(26,957)	61,481
Change in unrealized appreciation/depreciation on investments	25,027	(1,849,601)
Net Realized and Unrealized Gains (Losses)	(3,656)	(3,521,650)
Change in Net Assets Resulting From Operations	$(2,393)	$(3,355,007)

(See notes which are an integral part of the Financial Statements)

12 | Semi-Annual Shareholder Report

Statements of Changes in Net Assets

	Strategy Shares		Strategy Shares
	Nasdaq 5HANDL™ Index ETF (FIVR)		Gold-Hedged Bond ETF (GLDB)(a)
		For the period		For the period
	Six Months Ended	December 28, 2021(b)	Six Months Ended	May 17, 2021(b)
	October 31, 2022	through	October 31, 2022	through
	(Unaudited)	April 30, 2022	(Unaudited)	April 30, 2022
From Investment Activities:
Operations:
Net investment income	$31,136	$12,118	$178,870	$43,162
Net realized gains (losses) from investment and in-kind transactions and swap agreements	(62,501)	(38,341)	(3,715,352)	153,896
Change in unrealized appreciation/depreciation on investments and swaps	(89,606)	(183,316)	194,349	(1,544,810)
Change in net assets resulting from operations	(120,971)	(209,539)	(3,342,133)	(1,347,752)
Distributions to Shareholders:
Total distributions	(60,479)	(37,003)	(153,918)	(59,219)
Change in net assets from distributions	(60,479)	(37,003)	(153,918)	(59,219)
Capital Transactions:
Proceeds from shares issued	507,390	3,030,509	—	17,160,835
Cost of shares redeemed	(555,084)	—	—	(624,667)
Change in net assets from capital transactions	(47,694)	3,030,509	—	16,536,168
Change in net assets	(229,144)	2,783,967	(3,496,051)	15,129,197
Net Assets:
Beginning of period	2,783,967	—	15,129,197	—
End of period	$2,554,823	$2,783,967	$11,633,146	$15,129,197
Share Transactions:
Issued	25,000	125,000	—	725,000
Redeemed	(25,000)	—	—	(25,000)
Change in shares	—	125,000	—	700,000

(a)	Statement has been consolidated. See Note 2.A. in the Notes to Financial Statements for basis of consolidation.

(b)	Commencement of operations.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report | 13

Statements of Changes in Net Assets

	Strategy Shares		Strategy Shares
	Nasdaq 7HANDL™ Index ETF (HNDL)		Halt Climate Change (NZRO)
				For the period
	Six Months Ended		Six Months Ended	January 10, 2022(a)
	October 31, 2022	Year Ended	October 31, 2022	through
	(Unaudited)	April 30, 2022	(Unaudited)	April 30, 2022
From Investment Activities:
Operations:
Net investment income (loss)	$14,461,243	$21,536,618	$1,263	$(183)
Net realized losses from investment and in-kind transactions and swap agreements	(127,371,531)	(13,904,953)	(28,683)	(275)
Change in unrealized appreciation/depreciation on investments and swaps	(5,708,473)	(138,964,528)	25,027	(228,912)
Change in net assets resulting from operations	(118,618,761)	(131,332,863)	(2,393)	(229,370)
Distributions to Shareholders:
Total distributions	(46,949,880)	(80,924,668)	—	—
Return of capital	—	(3,551,942)	—	—
Change in net assets from distributions	(46,949,880)	(84,476,610)	—	—
Capital Transactions:
Proceeds from shares issued	5,479,290	1,511,516,935	—	1,806,023
Cost of shares redeemed	(144,328,346)	(273,483,325)	(527,599)	—
Change in net assets from capital transactions	(138,849,056)	1,238,033,610	(527,599)	1,806,023
Change in net assets	(304,417,697)	1,022,224,137	(529,992)	1,576,653
Net Assets:
Beginning of period	1,487,948,141	465,724,004	1,576,653	—
End of period	$1,183,530,444	$1,487,948,141	$1,046,661	$1,576,653
Share Transactions:
Issued	250,000	59,425,000	—	75,000
Redeemed	(7,000,000)	(11,000,000)	(25,000)	—
Change in shares	(6,750,000)	48,425,000	(25,000)	75,000

(a)	Commencement of operations.

(See notes which are an integral part of the Financial Statements)

14 | Semi-Annual Shareholder Report

Statements of Changes in Net Assets

	Strategy Shares Newfound/ReSolve
	Robust Momentum ETF (ROMO)
	Six Months Ended
	October 31, 2022	Year Ended
	(Unaudited)	April 30, 2022
From Investment Activities:
Operations:
Net investment income	$166,643	$288,185
Net realized gains (losses) from investment and in-kind transactions	(1,672,049)	2,039,556
Change in unrealized appreciation/depreciation on investments	(1,849,601)	(4,691,545)
Change in net assets resulting from operations	(3,355,007)	(2,363,804)
Distributions to Shareholders:
Total distributions	—	(286,753)
Change in net assets from distributions	—	(286,753)
Capital Transactions:
Proceeds from shares issued	6,419,456	20,128,765
Cost of shares redeemed	(1,944,683)	(9,611,292)
Change in net assets from capital transactions	4,474,773	10,517,473
Change in net assets	1,119,766	7,866,916
Net Assets:
Beginning of period	50,188,049	42,321,133
End of period	$51,307,815	$50,188,049
Share Transactions:
Issued	250,000	700,000
Redeemed	(75,000)	(325,000)
Change in shares	175,000	375,000

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report | 15

Financial Highlights	Strategy Shares

																	Ratio of Net
	Net Asset	Net				Distributions				Net Asset	Total		Ratio of Net		Ratio of Gross		Investment
	Value,	investment		Net realized	Total from	from net	Distributions			Value,	return at	Total	Expenses to		Expenses to		Income (Loss)	Net Assets at
	beginning	income		and unrealized	investment	investment	from Return		Total	end of	Net Asset	return at	Average		Average		to Average	end of period	Portfolio
	of period	(loss)(a)		gains (losses)	activities	income	of Capital		distributions	period	Value(b)(c)	market(b)(d)	Net Assets(e)		Net Assets(e)(f)		Net Assets(e)	(000’s)	turnover(b)(g)
Strategy Shares Nasdaq 5HANDL™ Index ETF (FIVR)
Six Months ended October 31, 2022 (Unaudited)	$22.27	0.27		(1.56)	(1.29)	(0.54)	—		(0.54)	$20.44	(5.86)%	(5.77)%	0.71	%(h)	5.73	%(h)	2.52%	$2,555	18%
December 28, 2021(i) through April 30, 2022	$25.01	0.13		(2.47)	(2.34)	(0.40)	—		(0.40)	$22.27	(9.45)%	(9.33)%	0.71	%(h)	6.61	%(h)	1.57%	$2,784	58%

Strategy Shares Gold-Hedged Bond ETF (GLDB)(j)
Six Months ended October 31, 2022 (Unaudited)	$21.61	0.26		(5.03)	(4.77)	(0.22)	—		(0.22)	$16.62	(22.21)%	(22.94)%	0.79%		0.79%		2.62%	$11,633	—%
May 17, 2021(i) through April 30, 2022	$25.00	0.28		(3.22)	(2.94)	(0.33)	—		(0.33)	$21.61	(11.94)%	(11.17)%	0.79%		0.79%		1.24%	$15,129	—%

Strategy Shares Nasdaq 7HANDL™ Index ETF (HNDL)
Six Months ended October 31, 2022 (Unaudited)	$22.25	0.23		(2.06)	(1.83)	(0.74)	—		(0.74)	$19.68	(8.35)%	(8.92)%	0.77	%(h)	0.77	%(h)	2.16%	$1,183,530	20%
Year Ended April 30, 2022	$25.24	0.45		(1.68)	(1.23)	(1.69)	(0.07)		(1.76)	$22.25	(5.46)%	(5.36)%	0.78	%(h)	0.78	%(h)	1.81%	$1,487,948	119%
Year Ended April 30, 2021	$23.40	0.45		3.13	3.58	(1.74)	—		(1.74)	$25.24	15.74%	15.86%	0.95	%(h)	0.95	%(h)	1.82%	$465,724	68%
Year Ended April 30, 2020	$23.70	0.59		0.79	1.38	(1.40)	(0.28)		(1.68)	$23.40	5.98%	5.71%	0.95	%(h)	1.40	%(h)	2.47%	$19,891	83%
Year Ended April 30, 2019	$23.84	0.56		0.95	1.51	(0.92)	(0.73)		(1.65)	$23.70	6.65%	6.68%	0.95	%(h)	2.30	%(h)	2.41%	$12,442	118%
January 16, 2018(i) through April 30, 2018	$25.00	0.13		(0.87)	(0.74)	—	(0.42)		(0.42)	$23.84	(2.96)%	(2.76)%	0.95	%(h)	6.33	%(h)	2.00%	$3,576	18%

Strategy Shares Halt Climate Change (NZRO)
Six Months ended October 31, 2022 (Unaudited)	$21.02	0.02		(0.11)	(0.09)	—	—		—	$20.93	(0.43)%	(4.16)%	0.95%		0.95%		0.22%	$1,047	4%
January 10, 2022(i) through April 30, 2022	$24.88	(0.00	)(k)	(3.86)	(3.86)	—	—		—	$21.02	(15.51)%	(13.02)%	0.95%		0.95%		(0.05)%	$1,577	0	%(l)

Strategy Shares Newfound/ReSolve Robust Momentum ETF (ROMO)
Six Months ended October 31, 2022 (Unaudited)	$26.07	0.08		(1.72)	(1.64)	—	—		—	$24.43	(6.29)%	(6.63)%	0.75	%(h)	0.78	%(h)	0.64%	$51,308	105%
Year Ended April 30, 2022	$27.30	0.17		(1.23)	(1.06)	(0.17)	—		(0.17)	$26.07	(3.97)%	(3.79)%	0.75	%(h)	0.82	%(h)	0.61%	$50,188	221%
Year Ended April 30, 2021	$21.55	0.21		5.78	5.99	(0.24)	(0.00	)(k)	(0.24)	$27.30	27.91%	27.64%	0.75	%(h)	0.90	%(h)	0.88%	$42,321	309%
November 1, 2019(i) through April 30, 2020	$25.15	0.11		(3.56)	(3.45)	(0.15)	—		(0.15)	$21.55	(13.82)%	(13.70)%	0.75	%(h)	1.56	%(h)	0.94%	$20,472	145%

(a)	Calculated using the average shares method.

(b)	Not annualized for periods less than one year.

(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions, including dividends and return of capital, at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all distributions, including dividends and return of capital, at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Nasdaq) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(e)	Annualized for periods less than one year.

(f)	Certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(g)	Portfolio turnover increases/decreases due to change within the portfolio holdings during the period.

(h)	The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. The ratio does not include these indirect fees and expenses.

(i)	Commencement of operations.

(j)	Statement has been consolidated. See Note 2.A. in the Notes to Financial Statements for basis of consolidation.

(k)	Amount is less than ($0.005).

(l)	Amount is less than 0.5%

(See notes which are an integral part of the Financial Statements)

16 | Semi-Annual Shareholder Report

Notes to Financial Statements	October 31, 2022

(1) Organization

Strategy Shares (the “Trust”) was organized on September 7, 2010 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust offers its Shares in eight separate series. The accompanying Financial Statements relate to the following series: Strategy Shares Nasdaq 5HANDL™ Index ETF (FIVR) (“Nasdaq 5HANDL™ Index ETF”), Strategy Shares Gold-Hedged Bond ETF (GLDB) (“Gold-Hedged Bond ETF”), Strategy Shares Nasdaq 7HANDL™ Index ETF (HNDL) (“Nasdaq 7HANDL™ Index ETF”), Strategy Shares Halt Climate Change ETF (NZRO) (“Halt Climate Change ETF”), and Strategy Shares Newfound/ReSolve Robust Momentum ETF (ROMO) (“Newfound/ReSolve Robust Momentum ETF”), (individually referred to as a “Fund,” or collectively as the “Funds”). Nasdaq 5HANDL™ Index ETF, Nasdaq 7HANDL™ Index ETF, and Newfound/ ReSolve Robust Momentum ETF are classified as diversified under the 1940 Act, while Gold-Hedged Bond ETF and Halt Climate Change ETF are classified as non-diversified under the 1940 Act. The Funds are passively-managed exchange -traded funds, except for Halt Climate Change ETF, which is actively managed. The investment objective of the Nasdaq 5HANDL™ Index ETF is to seek investment results that correlate generally, before fees and expenses, to the price and yield performance of the Nasdaq 5HANDL™ Index. The investment objective of the Gold-Hedged Bond ETF is to seek investment results that correlate, before fees and expenses, to the performance of the Solactive Gold-Backed Bond Index. The investment objective of the Nasdaq 7HANDL™ Index ETF is to seek investment results that correlate generally, before fees and expenses, to the price and yield performance of the Nasdaq 7HANDL™ Index. The investment objective of the Halt Climate Change ETF is to seek long-term capital appreciation. The investment objective of the Newfound/ReSolve Robust Momentum ETF is to seek to provide investment returns that correspond, before fees and expenses, to the performance of the Newfound/ReSolve Robust Equity Momentum Index. The Funds’ prospectuses provide a description of each Fund’s investment objectives, policies, and strategies. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

The Nasdaq 7HANDL™ Index ETF commenced operations on January 16, 2018, the Newfound/ReSolve Robust Momentum ETF commenced operations on November 1, 2019, the Gold-Hedged Bond ETF commenced operations on May 17, 2021, the Nasdaq 5HANDL™ Index ETF commenced operations on December 28, 2021, and the Halt Climate Change ETF commenced operations on January 10, 2022.

Shares of the Nasdaq 5HANDL™ Index ETF, Nasdaq 7HANDL™ Index ETF and the Halt Climate Change ETF are listed and traded on the Nasdaq Stock Market (“Nasdaq”). Shares of the Gold-Hedged Bond ETF and Newfound/ReSolve Robust Momentum ETF are listed and traded on the Cboe BZX Exchange, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). Each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks, currently 25,000 Shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

Under the Trust’s organizational documents, its officers and Board of Trustees (“the Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Basis of Consolidation

The accompanying Consolidated Portfolio of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets, and Consolidated Financial Highlights of the Gold-Hedged Bond ETF include the accounts of its wholly owned subsidiary, SSGBI Fund Limited (the “Subsidiary”). The Subsidiary is organized under the laws of the Cayman Islands, and primarily invests in gold futures contracts and total return swaps as well as cash and cash equivalents such as treasury securities which serve as collateral for the Subsidiary’s investment in gold futures contracts and total return swap investments. The Fund will invest up to 25% of its total assets in its Subsidiary. As of October 31, 2022, the net assets of the Subsidiary was 9.9% of the total net assets of the Fund. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis.

B. Investment in a Subsidiary

By investing in the Subsidiary, the Gold-Hedged Bond ETF is indirectly exposed to the commodities risks associated with the Subsidiary’s investments in commodity-related instruments. There can be no assurance that the Subsidiary’s investments will contribute to the Gold-Hedged Bond ETF’s returns. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. The Board, however, has oversight responsibility for the investment activities of the Gold- Hedged Bond ETF, including its investment in its Subsidiary, and the Gold-Hedged Bond ETF’s role as the sole shareholder of the Subsidiary. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Gold-Hedged Bond ETF and/or the Subsidiary to operate as described in the prospectus and could adversely affect the Gold-Hedged Bond ETF, such as by reducing the Gold-Hedged Bond ETF’s investment returns. The financial statements of the Subsidiary have been consolidated with the Gold Hedged Bond ETF’s financial statements in this report.

Semi-Annual Shareholder Report | 17

Notes to Financial Statements (Continued)

C. Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures approved by the Trust’s Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined in accordance with procedures approved by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Quoted prices in active markets for identical assets.

●	Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Significant unobservable pricing inputs at the measurement date (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Equity securities (including foreign equity securities) traded on a securities exchange are valued at the last reported sales price on the principal exchange, except that equity securities traded on Nasdaq are valued at the Nasdaq official closing price. If there is no reported sale on the principal exchange, and in the case of over the counter securities, equity securities are valued at the mean of the quoted bid and asked prices. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a price supplied by a security pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Swaps generally are valued at the last quoted sales price of the swap (if exchange-listed) or of the underlying security (if such security is exchange-listed), or in the absence of a sale, fair valued at the mean between the current bid and ask prices, and are typically categorized as Level 2 in the fair value hierarchy. Other types of swaps may be fair valued by a pricing agent covering the specific type of swap.

The following table provides the fair value measurement as of October 31, 2022.

			Total
Fund	Level 1	Level 2	Investments
Nasdaq 5HANDL™ Index ETF
Exchange-Traded Funds	$2,555,442	$—	$2,555,442
Total Investments	$2,555,442	$—	$2,555,442
Gold-Hedged Bond ETF
Corporate Bonds	$—	$9,299,584	$9,299,584
Yankee Dollars	—	629,874	629,874
Other Financial Instruments(1)
Total Return Swap Agreements	—	33,094	33,094
Total Investments	$—	$9,962,552	$9,962,552
Nasdaq 7HANDL™ Index ETF
Exchange-Traded Funds	$1,057,471,622	$—	$1,057,471,622
Other Financial Instruments(1)
Total Return Swap Agreements	—	11,867,588	11,867,588
Total Investments	$1,057,471,622	$11,867,588	$1,069,339,210
Halt Climate Change ETF
Common Stocks	$1,003,439	$—	$1,003,439
Total Investments	$1,003,439	$—	$1,003,439
Newfound/ReSolve Robust Momentum ETF
Exchange-Traded Funds	$51,183,425	$—	$51,183,425
Total Investments	$51,183,425	$—	$51,183,425

(1)	Other Financial Instruments are derivative instruments not reflected in the total investments, such as swap agreements, which are valued at fair value.

For the period ended October 31, 2022, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

D. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

E. Cash and Cash Equivalents

Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

18 | Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

F. Derivative Instruments

Swap Agreements: The Funds may enter into swap agreements (“swaps”) in an attempt to obtain a particular desired return at a lower cost to the Fund than if it had been invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. A Fund’s obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

Total Return Swaps: The Funds may enter into total return swaps to gain or mitigate exposure to the underlying securities or indices. In “long” total return swaps, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swaps would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Fund will agree to pay to the counterparty an amount equal to a fixed or floating rate of interest on the notional amount of the swaps plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Total return swaps do not involve the delivery of securities or other underlying instruments. Until a total return swap is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Fund on the notional amount is recorded as “unrealized appreciation or depreciation on swap agreements” and, when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap agreements.” A Fund may enter into total return swaps that provide the opposite return of its benchmark index or security (“short” the index or security). Its operations are similar to those swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swaps plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted against any unrealized appreciation or depreciation to determine the value of the swaps.

The primary risks associated with the use of swaps are an imperfect correlation between the prices of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform under the agreement. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The Fund will bear the counterparty risk (i.e., the risk of loss of the net amount), if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. As of October 31, 2022, the Gold-Hedged Bond ETF and the Nasdaq 7HANDL™ Index ETF invested in total return swaps. The unrealized appreciation/ (depreciation) as of October 31, 2022 is disclosed in the Total Return Swap Agreement tables found earlier in this report.

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of October 31, 2022.

	Assets	Liabilities
	Unrealized Appreciation	Unrealized Depreciation
Fund	on Swap Agreements	on Swap Agreements
Equity Risk Exposure:
Gold-Hedged Bond ETF	$33,094	$—
Nasdaq 7HANDL™ Index ETF	11,867,588	—

The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the periodended October 31, 2022.

	Net Realized
	Gains (Losses) from	Change in Unrealized
	Swap Agreements	Appreciation/Depreciation
	Recognized as a	on Swaps Recognized
Fund	Result from Operations	from Operations
Equity Risk Exposure:
Gold-Hedged Bond ETF	$(3,358,049)	$776,753
Nasdaq 7HANDL™ Index ETF	(82,638,231)	41,732,269

G. Dividends and Distributions to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. For the Nasdaq 5HANDL™ Index ETF, Gold-Hedged Bond ETF and the Nasdaq 7HANDL™ Index ETF, dividends from net investment income, if any, are declared and paid monthly. For the Halt Climate Change ETF and Newfound/ReSolve Robust Momentum ETF, dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments, differing treatment of income relating to swap agreements), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to wash sales and differing treatment on certain investments. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital.

The Funds may own shares of real estate investments trusts (“REITs”), which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the individual REIT.

H. Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all series of the Trust in relation to the net assets of each series or on another reasonable basis. Those expenses that are shared are allocated proportionally among each of the trusts or on another reasonable basis.

Semi-Annual Shareholder Report | 19

Notes to Financial Statements (Continued)

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

Rational Advisors, Inc. (the “Advisor”) is the investment advisor of the Funds. The Advisor is under common control with Catalyst Capital Advisors LLC and AlphaCentric Advisors LLC, the investment advisors of other funds in the same group of investment companies also known as a “fund complex.” The Nasdaq 5HANDL™ Index ETF, the Nasdaq 7HANDL™ Index ETF and the Newfound/ReSolve Robust Momentum ETF pay 0.46%, 0.60% and 0.49%, respectively, of each Fund’s average daily net assets, computed daily and paid monthly, for the advisory services it receives from the Advisor.

The Gold-Hedged Bond ETF and the Halt Climate Change ETF pay 0.79% and 0.95%, respectively, of the Fund’s average daily net assets, computed daily and paid monthly, for advisory services it receives from the Advisor. These fees are each structured as a “Unified Fee,” pursuant to which the Advisor is obligated to pay or arrange for the payment of substantially all expenses of the Funds (including, without limitation, transfer agent fees, administrative fees and expenses, custodian fees, legal fees, accounting fees, any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares, expenses of registering or qualifying shares for sale, transfer taxes, all expenses of preparing the Trust’s registration statements and prospectuses for the Funds, and the cost of printing and delivering to shareholders prospectuses and reports), except the Funds’ management fee; taxes; brokerage commissions and trading costs; interest (including borrowing costs and overdraft charges); short sale dividends and interest expenses; acquired fund fees and expenses; and non-routine or extraordinary expenses of the Funds (such as litigation or reorganizational costs), each of which is paid by the Funds. The Advisor’s Unified Fee is designed to cause substantially all of each Fund’s expenses to be paid and to compensate the Advisor for providing services for the Funds.

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Nasdaq 5HANDL™ Index ETF, the Nasdaq 7HANDL™ Index ETF and the Newfound/ReSolve Robust Momentum ETF (exclusive of acquired fund fees and expenses; brokerage commissions and trading costs; interest (including borrowing costs and overdraft charges), taxes, short sale dividends and interest expenses, and non-routine or extraordinary expenses (such as litigation or reorganizational costs)) in order to limit total annual fund operating expenses after fee waivers and expense reimbursement to 0.71%, 0.80% and 0.75%, respectively, of the Fund’s average annual daily net assets (“Expense Cap”). The Expense Cap will remain in effect until at least August 31, 2023 for the Nasdaq 5HNDL™ Index ETF, the Nasdaq 7HANDL™ Index ETF and the Newfound/ReSolve Robust Momentum ETF. The Expense Cap may be terminated earlier only upon the approval of the Board. The Advisor may recoup management fees that it waived or Fund expenses that it paid under this agreement for a period of three years after the fees were waived or expenses paid, if the recoupment can be achieved without causing the expense ratio (after the recoupment is taken into account) to exceed the lesser of (i) the expense limit in effect at the time the fees were waived or expenses paid, or (ii) the expense limit in place at the time of recoupment.

As of October 31, 2022, the Advisor may recoup amounts from the Funds as follows:

	Expires	Expires	Expires	Expires
Fund	4/30/23	4/30/24	4/30/25	4/30/26	Total
Nasdaq 5HANDL™ Index ETF	$—	$—	$45,540	$61,934	$107,474
Newfound/ReSolve Robust Momentum ETF	49,237	54,116	31,186	8,577	143,116

B. Administration, Transfer Agent and Accounting Fees

Citi Fund Services Ohio, Inc. (“Citi”) provides financial administration, transfer agency and portfolio accounting services to the Trust. Citi performs certain services on behalf of the Trust including but not limited to: (1) preparing and filing the Trust’s periodic financial reports on forms prescribed by the Securities and Exchange Commission (“SEC”); (2) calculating Fund expenses and making required disbursements; (3) calculating Fund performance data; and (4) providing certain portfolio compliance support services. As transfer agent, Citi issues shares of a Fund in Creation Units to fill purchase orders for Fund shares, maintains records of the issuance and redemption of each Fund’s shares, and acts as each Fund’s dividend disbursing agent. As portfolio accountant, Citi maintains certain financial records of the Trust and provides accounting services to each Fund which include the daily calculation of each Fund’s NAV. Citi also performs certain other services on behalf of the Trust including providing financial information for the Trust’s federal and state tax returns and financial reports required to be filed with the SEC.

Administration Fees (as well as substantially all other expenses) for the Gold-Hedged Bond ETF and Halt Climate Change ETF are paid by the Advisor from the amounts received from the Unified Fee, as detailed previously.

MFund Services LLC (“MFund”), an affiliate of the Advisor, provides the Funds with various management and legal administrative services. For these services, each Fund pays MFund a fee accrued daily and paid monthly based on a percentage of each Fund’s average net assets, subject to a minimum annual fee. The fees are as follows:

– 0.030% of the aggregate net assets from $0 to $1 billion; and

– 0.020% of the aggregate net assets above $1 billion

The asset-based fees are subject to an annual minimum of $30,000 per Fund. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties.

C. Distribution and Shareholder Services Fees

Foreside Fund Services, LLC (the “Distributor”) is the principal underwriter and distributor of each Fund’s Shares. The Distributor is compensated by the Advisor in accordance with a Distribution Services Agreement between the Advisor and the Distributor. The Trust has adopted but has yet to implement a Rule 12b-1 Distribution Plan (the “Plan”). The Plan is designed to compensate or reimburse financial intermediaries (including the Distributor, the Advisor, and their affiliates) for activities principally intended to result in the sale of Fund shares, such as advertising and marketing of shares (including printing and disseminating prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as

20 | Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

the costs of implementing and operating the Plan. In accordance with the Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Funds. Pursuant to the Plan, the Funds may pay a 12b-1 fee not to exceed 0.25% per year of each Fund’s average daily net assets. No 12b-1 fee is currently paid by the Funds and the Board has not approved any payments under the Plan.

D. Custodian Fees

Citibank, N.A. (the “Custodian”), an affiliate of Citi, serves as custodian for each Fund and safeguards and holds each Fund’s cash and securities, settles each Fund’s securities transactions, and collects income on Fund investments. The Custodian receives fees based on the level of each Fund’s average daily net assets for the period plus out-of-pocket expenses.

E. Compliance Services

Pursuant to a Compliance Services Agreement, MFund, an affiliate of the Advisor, provides chief compliance officer services to the Funds. The Funds pay MFund a monthly fee plus an asset-based fee. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement.

F. General

The Advisor paid all organizational costs of the Funds. For Nasdaq 5HANDL™ Index ETF, certain offering costs are being expensed over the first 12 months of operations. As of October 31, 2022, the balance of offering costs remaining to be expensed is shown on the Nasdaq 5HANDL™ Index ETF’s Statement of Assets and Liabilities as “Deferred offering costs”.

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended October 31, 2022 were as follows:

Fund	Purchases	Sales
Nasdaq 5HANDL™ Index ETF	$458,907	$485,903
Gold-Hedged Bond ETF	—	2,036,106
Nasdaq 7HANDL™ Index ETF	243,479,101	311,702,325
Halt Climate Change ETF	45,811	60,499
Newfound/ReSolve Robust Momentum ETF	53,385,177	53,223,138

Purchases and sales of in-kind transactions for the period ended October 31, 2022 were as follows:

Fund	Purchases	Sales
Nasdaq 5HANDL™ Index ETF	$507,474	$553,578
Gold-Hedged Bond ETF	—	—
Nasdaq 7HANDL™ Index ETF	3,946,445	129,935,122
Halt Climate Change ETF	—	512,241
Newfound/ReSolve Robust Momentum ETF	6,399,899	1,940,432

(5) Capital Share Transactions

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The standard charge and maximum transaction fee for each Fund are $250 and $1,000, respectively.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

During the period ended October 31, 2022, the Funds received securities in exchange for subscriptions of capital shares (subscriptions-in-kind) and distributed securities in exchange for redemptions (redemptions-in-kind) as follows:

	Fair Value of	Fair Value of
Fund	Subscriptions-in-Kind	Redemptions-in-Kind
Nasdaq 5HANDL™ Index ETF	$507,474	$553,578
Gold-Hedged Bond ETF	—	—
Nasdaq 7HANDL™ Index ETF	3,946,445	129,935,122
Halt Climate Change ETF	—	512,241
Newfound/ReSolve Robust Momentum ETF	6,399,899	1,940,432

(6) Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years plus the interim tax period since then for federal income tax purposes) . The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period ended October 31, 2022, the Funds did not incur any interest or penalties. The tax year end for the Nasdaq 5HANDL™ Index ETF and Nasdaq 7HANDL™ Index ETF is December 31 and the tax year end for the Gold -Hedged Bond ETF, Halt Climate Change ETF and Newfound/ReSolve Robust Momentum ETF is April 30.

Semi-Annual Shareholder Report | 21

Notes to Financial Statements (Continued)

As of the most recent tax year end, the tax cost of securities and the breakdown of unrealized appreciation/depreciation for each Fund were as follows:

				Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation/
Fund	Securities	Appreciation	Depreciation	(Depreciation)
December 31
Nasdaq 5HANDL™ Index ETF	$611,634	$1,645	$1,806	$(161)
Nasdaq 7HANDL™ Index ETF	1,353,553,061	45,252,946	6,414,707	38,838,239
April 30
Gold-Hedged Bond ETF	13,717,214	—	801,151	(801,151)
Halt Climate Change ETF	1,762,936	14,040	242,952	(228,912)
Newfound/ReSolve Robust Momentum ETF	51,051,395	—	967,825	(967,825)

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to basis adjustments for wash sales, mark-to-market on swap agreements, and the character of distributions received from Real Estate Investment Trusts (REITs).

The tax character of distributions paid during the most recent tax year end were as follows:

	Distributions paid from
	Ordinary	Net Long Term	Total Taxable	Return of	Total
Fund	Income	Capital Gains	Distributions	Capital	Distributions Paid
December 31
Nasdaq 5HANDL™ Index ETF	$—	$—	$—	$—	$—
Nasdaq 7HANDL™ Index ETF	49,358,019	—	$874,876	3,551,942	52,909,961
April 30
Gold-Hedged Bond ETF	59,219	—	59,219	—	59,219
Halt Climate Change ETF	—	—	—	—	—
Newfound/ReSolve Robust Momentum ETF	286,753	—	286,753	—	286,753

The tax character of distributions paid during the previous tax year end were as follows:

	Distributions paid from
	Ordinary	Net Long Term	Total Taxable	Return of	Total
Fund	Income	Capital Gains	Distributions	Capital	Distributions Paid
December 31
Nasdaq 7HANDL™ Index ETF	$3,188,317	$—	$3,188,317	$—	$3,188,317
April 30
Newfound/ReSolve Robust Momentum ETF	381,434	—	381,434	6,072	387,506

As of the most recent tax year end, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed		Accumulated	Unrealized	Total
	Ordinary	Long Term	Accumulated	Capital and	Appreciation	Accumulated
Fund	Income	Capital Gains	Earnings	Other Losses	(Depreciation)	Earnings (Deficit)
December 31
Nasdaq 5HANDL™ Index ETF	$776	$—	$776	$(243,245)	$(161)	$615
Nasdaq 7HANDL™ Index ETF	—	—	—	(1,401,505)	38,838,239	37,436,734
April 30
Gold-Hedged Bond ETF	—	—	—	—	(1,544,810)	(1,544,810)
Halt Climate Change ETF	—	—	—	(275)	(228,912)	(229,187)
Newfound/ReSolve Robust Momentum ETF	—	—	—	(440,195)	(967,825)	(1,408,020)

22 | Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

Permanent Tax Differences:

As of the most recent tax year end, the following reclassifications relating primarily to redemptions in-kind, Controlled Foreign Corporations, Taxable over-distributions, Return of Capital, and Net Operating Losses have been made to increase (decrease) such accounts with offsetting adjustments as indicated.

	Total Distributable	Paid in
Fund	Earnings / (Loss)	Capital
December 31
Nasdaq 5HANDL™ Index ETF	$—	$—
Nasdaq 7HANDL™ Index ETF	(1,393,616)	1,393,616
April 30
Gold-Hedged Bond ETF	(137,839)	137,839
Halt Climate Change ETF	183	(183)
Newfound/ReSolve Robust Momentum ETF	(2,978,568)	2,978,568

Temporary tax differences (e.g. wash sales) do not require a reclassification.

Under current tax law, certain ordinary losses arising after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds deferred losses are as follows:

Late Year
Fund	Ordinary Loss Deferrals
December 31
Nasdaq 5HANDL™ Index ETF	$—
Nasdaq 7HANDL™ Index ETF	—
April 30
Gold-Hedged Bond ETF	—
Halt Climate Change ETF	—
Newfound/ReSolve Robust Momentum ETF	43,148

As of the most recent tax year end, no Funds utilized capital loss carryforwards to offset capital gains. The Funds have a net CLCF as summarized in the table below. This CLCF is not subject to expiration:

Fund	Short-Term Amount	Long-Term Amount	Total
December 31
Nasdaq 5HANDL™ Index ETF	$—	$—	$—
Nasdaq 7HANDL™ Index ETF	1,161,317	240,188	1,401,505
April 30
Gold-Hedged Bond ETF	—	—	—
Halt Climate Change ETF	275	—	275
Newfound/ReSolve Robust Momentum ETF	397,047	—	397,047

(7) Investment Risks

This section discusses certain common principal risks encountered by the Funds. Each Fund may be subject to other risks in addition to these identified risks. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in a Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following risks: (1) the market price of a Fund’s shares may trade above or below its NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of a Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market Risk

Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to the Funds’ net asset values, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be

Semi-Annual Shareholder Report | 23

Notes to Financial Statements (Continued)

foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions you could lose your entire investment.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objective(s).

Underlying Fund Risk

The ETFs in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the ETFs and may be higher than other funds that invest directly in stocks and bonds. Each of the ETFs is subject to its own specific risks.

As of October 31, 2022, 74.34% and 25.23% of the Newfound/ReSolve Robust Momentum ETF’s net assets were invested in the iShares 1-3 Year Treasury Bond ETF and iShares 7-10 Year Treasury Bond ETF, respectively. The financial statements of the iShares 1- 3 Year Treasury Bond ETF and iShares 7-10 Year Treasury Bond ETF, including their portfolio of investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Newfound/ Resolve Robust Momentum ETF’s financial statements.

(8) Subsequent Events

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of October 31, 2022.

24 | Semi-Annual Shareholder Report

Additional Information

Statement Regarding Liquidity Risk Management Program

Strategy Shares (the “Trust”), on behalf of its series (collectively, the “Funds” and individually, a “Fund”), has adopted a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 (the “Rule”) under the Investment Company Act of 1940, as amended. As required by the Rule, the Program has been approved by the Board of Trustees of the Trust (the “Board”). The Board also approved the designation of a committee composed of appointed Trust officers, to serve as the administrator (“LPA”) for each Fund’s Program.

Pursuant to the Rule, the LPA provided a written report to the Board (the “Report”) covering the period from July 1, 2021 to June 30, 2022 (the “Review Period”) addressing the operation of the Program and assessing its adequacy and effectiveness of implementation, including, if applicable, the operation of a Fund’s highly liquid investment minimum (“HLIM”) and any material changes to the Program. The LPA also conducted the annual assessment of each Fund’s liquidity risk (defined as the risk that the Fund could not meet requests for redemption without significant dilution of remaining investors’ interests in the Fund), taking into account applicable factors and considerations specified in the Program.

During the Review Period, the LPA oversaw implementation of the Program and monitoring of each Fund’s liquidity risk on an ongoing basis as set forth in the Program. In accordance with the Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) as applicable, classification of each Fund’s portfolio holdings into one of four liquidity categories based on the number of days; (3) as applicable, establishing and maintaining compliance with a Fund’s HLIM; and (4) prohibiting a Fund’s acquisition of illiquid investments that would result in the Fund holding more than 15% of its net assets in illiquid investments. In addition, for Funds that reserve the right to effect redemptions in-kind, the Rule requires the Fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Key Conclusions of the Report

The Report stated that the Program operated effectively during the Review Period to achieve the goal of assessing and managing each Fund’s liquidity risk during the Review Period, and is reasonably designed to manage each Fund’s liquidity risk. Additionally, the Report stated that there were no material changes to the Program recommended pursuant to the LPA’s review.

There were no material liquidity events that impacted the Funds identified in the Report and none of the Funds were required to comply with the HLIM provisions of the Rule during the Review Period.

The Report noted that each Fund complied with the 15% limitation on illiquid investments during the Review Period and further stated that there were no redemptions in-kind effected by any of the Funds pursuant to the Program during the Review Period.

Semi-Annual Shareholder Report | 25

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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 1-855-HSS-ETFS or 1-855-477-3837 or at www.strategysharesetfs.com. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on Form N-PORT. These filings are available on the SEC’s website at www.sec.gov. You may also access this information at www.strategysharesetfs.com by selecting Form N-PORT.

Rational Advisors, Inc. is the investment advisor of the Funds. Rational Advisors, Inc. maintains corporate records of the Funds. Foreside Fund Services, LLC is the principal underwriter and distributor of each Fund’s shares.

Exchange-traded funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U..S.. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.. Investment in exchange-traded funds involves investment risk, including the possible loss of principal..

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

Strategy Shares	Strategy Shares	Strategy Shares	Strategy Shares	Strategy Shares
Nasdaq 5HANDL™ Index	Gold-Hedged Bond ETF	Nasdaq 7HANDL™ Index	Halt Climate Change ETF	Newfound/ReSolve Robust
ETF (FIVR)	(GLDB)	ETF (HNDL)	(NZRO)	Momentum ETF (ROMO)
Cusip 86280R852	Cusip 86280R878	Cusip 86280R506	Cusip 86280R837	Cusip 86280R886

Strategy Shares Shareholder Services: 1-855-477-3837

Semi-Annual Shareholder Report

Day Hagan/Ned Davis Research Smart Sector ETF (SSUS)

Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF (SSFI)

Day Hagan/Ned Davis Research Smart Sector International ETF (SSXU)

OCTOBER 31, 2022

You may elect to receive all shareholder reports in paper free of charge. You can contact your financial intermediary to request that you receive paper copies of your reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

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Expense Examples (Unaudited)	October 31, 2022

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including commissions on trading, as applicable; and (2) a unified management fee. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The expense examples below are based on an investment of $1,000 invested at May 1, 2022 and held through the period ended October 31, 2022.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Actual Ending	Hypothetical	Actual	Hypothetical	Annualized
	Account	Account	Ending	Expenses	Expenses	Net Expense
	Value	Value	Account Value	Paid During	Paid During	Ratio During
Fund	5/1/22	10/31/22	10/31/22(1)	the Period	the Period(1)(2)	the Period
Day Hagan/Ned Davis Research Smart Sector ETF (SSUS)	$1,000.00	$943.10	$1,021.78	$3.33(3)	$3.47	0.68%
Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF (SSFI)	1,000.00	928.50	1,021.78	3.31(3)	3.47	0.68%
Day Hagan/Ned Davis Research Smart Sector International ETF (SSXU)	1,000.00	921.00	1,021.78	2.18(4)	3.47	0.68%

(1)	Represents the hypothetical 5% annual return before expenses.

(2)	Expenses are equal to the average hypothetical account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in a hypothetical fiscal half-year divided by the number of days in the fiscal year (to reflect the one half year period).

(3)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 184/365 (to reflect the one half year period).

(4)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 122/365 (to reflect the period since Fund inception).

Semi-Annual Shareholder Report | 1

Day Hagan/Ned Davis Research Smart Sector ETF (SSUS)

Portfolio of Investments Summary Table	October 31, 2022 (Unaudited)

Percentage of Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of October 31, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Value
Exchange-Traded Funds — 76.7%
339,176	Communication Services Select Sector SPDR Fund ETF	$16,351,675
207,954	Consumer Discretionary Select Sector SPDR Fund ETF	29,951,615
267,390	Consumer Staples Select Sector SPDR Fund ETF	19,449,949
171,460	Energy Select Sector SPDR Fund ETF	15,431,400
753,205	Financial Select Sector SPDR Fund ETF	25,593,906
215,984	Health Care Select Sector SPDR Fund ETF	28,671,876
116,295	Industrial Select Sector SPDR Fund ETF	10,972,433
82,907	Materials Select Sector SPDR Fund ETF	6,141,751
142,475	Real Estate Select Sector SPDR Fund ETF	5,233,107
310,931	SPDR S&P 500 ETF Trust	120,084,661
512,934	Technology Select Sector SPDR Fund ETF	65,588,870
78,669	Utilities Select Sector SPDR Fund ETF	5,253,516
13,294	Vanguard Consumer Staples ETF	2,498,740
Total Exchange-Traded Funds (Cost $343,004,730)		$351,223,499
Total Investments — 76.7% (Cost $343,004,730)		$351,223,499
Other Assets less Liabilities — 23.3%		106,668,828
Net Assets — 100.0%		$457,892,327

ETF — Exchange-Traded Fund

S&P — Standard and Poor’s

SPDR — Standard and Poor’s Depositary Receipts

(See notes which are an integral part of the Financial Statements)

2 | Semi-Annual Shareholder Report

Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF (SSFI)

Portfolio of Investments Summary Table	October 31, 2022 (Unaudited)

Percentage of Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of October 31, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Value
Exchange-Traded Funds — 76.6%
63,720	SPDR Bloomberg Investment Grade Floating Rate ETF	$1,931,990
56,266	SPDR Portfolio Corporate Bond ETF	1,543,376
103,838	SPDR Portfolio High Yield Bond ETF	2,322,856
171,863	SPDR Portfolio Long Term Treasury ETF	4,810,446
165,382	SPDR Portfolio Mortgage Backed Bond ETF	3,494,522
29,412	Vanguard Emerging Markets Government Bond ETF	1,683,249
60,120	Vanguard Short-Term Inflation-Protected Securities ETF	2,870,730
66,814	Vanguard Total International Bond ETF	3,203,063
Total Exchange-Traded Funds (Cost $23,792,088)		$21,860,232
Total Investments — 76.6% (Cost $23,792,088)		$21,860,232
Other Assets less Liabilities — 23.4%		6,681,747
Net Assets — 100.0%		$28,541,979

ETF — Exchange-Traded Fund

SPDR — Standard and Poor’s Depositary Receipts

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report | 3

Day Hagan/Ned Davis Research Smart Sector International ETF (SSXU)

Portfolio of Investments Summary Table	October 31, 2022 (Unaudited)

Percentage of Value
Exchange-Traded Funds	100.0%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of October 31, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Value
Exchange-Traded Funds — 75.7%
15,756	Franklin FTSE Australia ETF	$388,385
11,986	Franklin FTSE Brazil ETF	239,054
23,608	Franklin FTSE Canada ETF	711,297
52,849	Franklin FTSE China ETF	751,777
23,010	Franklin FTSE France ETF	551,320
11,154	Franklin FTSE Germany ETF	189,060
12,851	Franklin FTSE Hong Kong ETF	217,567
7,378	Franklin FTSE India ETF	217,899
45,019	Franklin FTSE Japan ETF	996,721
14,044	Franklin FTSE South Korea ETF	254,812
19,747	Franklin FTSE Switzerland ETF	536,988
26,998	Franklin FTSE United Kingdom ETF	566,823
Total Exchange-Traded Funds (Cost $6,086,689)		$5,621,703
Total Investments — 75.7% (Cost $6,086,689)		$5,621,703
Other Assets less Liabilities — 24.3%		1,806,233
Net Assets — 100.0%		$7,427,936

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

(See notes which are an integral part of the Financial Statements)

4 | Semi-Annual Shareholder Report

Statements of Assets and Liabilities	October 31, 2022 (Unaudited)

	Day Hagan/Ned Davis	Day Hagan/Ned Davis	Day Hagan/Ned Davis
	Research Smart Sector	Research Smart Sector	Research Smart Sector
	ETF (SSUS)	Fixed Income ETF (SSFI)	International ETF (SSXU)
Assets:
Investments, at value (Cost $343,004,730, $23,792,088 and $6,086,689)	$351,223,499	$21,860,232	$5,621,703
Cash and Cash Equivalents	107,105,317	6,698,444	1,671,227
Receivable for capital shares issued	—	—	138,954
Total Assets	458,328,816	28,558,676	7,431,884
Liabilities:
Payable for capital shares redeemed	180,233	—	—
Accrued expenses:
Advisory	256,256	16,697	3,948
Total Liabilities	436,489	16,697	3,948
Net Assets	$457,892,327	$28,541,979	$7,427,936
Net Assets consist of:
Paid in Capital	$513,697,307	$32,943,111	$7,944,469
Total Distributable Earnings / (Loss)	(55,804,980)	(4,401,132)	(516,533)
Net Assets	$457,892,327	$28,541,979	$7,427,936

Net Assets:	$457,892,327	$28,541,979	$7,427,936
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	14,850,000	1,350,000	325,000
Net Asset Value (offering and redemption price per share):	$30.83	$21.14	$22.86

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report | 5

Statements of Operations

	Day Hagan/Ned Davis	Day Hagan/Ned Davis	Day Hagan/Ned Davis
	Research Smart Sector	Research Smart Sector	Research Smart Sector
	ETF (SSUS)	Fixed Income ETF (SSFI)	International ETF (SSXU)
			For the period
	Six Months Ended	Six Months Ended	July 1, 2022(a) through
	October 31, 2022	October 31, 2022	October 31, 2022
	(Unaudited)	(Unaudited)	(Unaudited)
Investment Income:
Dividend income	$2,903,491	$388,497	$—
Interest income	4,440	—	—
Total Investment Income	2,907,931	388,497	—
Expenses:
Advisory	1,586,920	96,734	15,260
Total Net Expenses	1,586,920	96,734	15,260
Net Investment Income (Loss)	1,321,011	291,763	(15,260)
Realized and Unrealized Gains (Losses):
Net realized losses from investment transactions	(62,476,599)	(2,057,140)	(36,287)
Net realized gains (losses) from in-kind transactions	2,017,868	(13,142)	—
Change in unrealized appreciation/depreciation on investments	30,396,675	(410,682)	(464,986)
Net Realized and Unrealized Gains (Losses)	(30,062,056)	(2,480,964)	(501,273)
Change in Net Assets Resulting From Operations	$(28,741,045)	$(2,189,201)	$(516,533)

(a)	Commencement of operations.

(See notes which are an integral part of the Financial Statements)

6 | Semi-Annual Shareholder Report

Statements of Changes in Net Assets

			Day Hagan/Ned Davis Research
	Day Hagan/Ned Davis Research		Smart Sector Fixed Income ETF
	Smart Sector ETF (SSUS)		(SSFI)
	Six Months		Six Months	For the period
	Ended		Ended	September 28,
	October 31,		October 31,	2021(a)
	2022	Year Ended	2022	through
	(Unaudited)	April 30, 2022	(Unaudited)	April 30, 2022
From Investment Activities:
Operations:
Net investment income	$1,321,011	$1,757,359	$291,763	$215,380
Net realized gains (losses) from investment and in-kind transactions	(60,458,731)	34,552,294	(2,070,282)	(574,542)
Change in unrealized appreciation/depreciation on investments	30,396,675	(51,179,437)	(410,682)	(1,521,174)
Change in net assets resulting from operations	(28,741,045)	(14,869,784)	(2,189,201)	(1,880,336)
Distributions to Shareholders:
Total distributions	—	(2,097,898)	(149,609)	(181,986)
Change in net assets from distributions	—	(2,097,898)	(149,609)	(181,986)
Capital Transactions:
Proceeds from shares issued	84,270,238	426,409,759	6,798,828	26,673,678
Cost of shares redeemed	(65,043,533)	(163,572,462)	(529,395)	—
Change in net assets from capital transactions	19,226,705	262,837,297	6,269,433	26,673,678
Change in net assets	(9,514,340)	245,869,615	3,930,623	24,611,356
Net Assets:
Beginning of period	467,406,667	221,537,052	24,611,356	—
End of period	$457,892,327	$467,406,667	$28,541,979	$24,611,356
Share Transactions:
Issued	2,700,000	12,125,000	300,000	1,075,000
Redeemed	(2,150,000)	(4,650,000)	(25,000)	—
Change in shares	550,000	7,475,000	275,000	1,075,000

(a)	Commencement of operations.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report | 7

Statements of Changes in Net Assets

Day Hagan/Ned Davis
Research Smart Sector
International ETF (SSXU)
For the period
July 1, 2022(a)
through
October 31, 2022
From Investment Activities:
Operations:
Net investment loss	$(15,260)
Net realized losses from investment transactions	(36,287)
Change in unrealized appreciation/depreciation on investments	(464,986)
Change in net assets resulting from operations	(516,533)
Capital Transactions:
Proceeds from shares issued	7,944,469
Change in net assets from capital transactions	7,944,469
Change in net assets	7,427,936
Net Assets:
Beginning of period	—
End of period	$7,427,936
Share Transactions:
Issued	325,000
Change in shares	325,000

(a)	Commencement of operations.

(See notes which are an integral part of the Financial Statements)

8 | Semi-Annual Shareholder Report

Financial Highlights

			Net											Ratio of Net
			realized									Ratio of		Investment	Net
	Net Asset	Net	and		Distributions		Net Asset	Total		Ratio of Net		Gross		Income	Assets at
	Value,	investment	unrealized	Total from	from net		Value,	return at	Total	Expenses		Expenses		(Loss)	end
	beginning	income	gains	investment	investment	Total	end of	Net Asset	return at	to Average		to Average		to Average	of period	Portfolio
	of period	(loss)(a)	(losses)	activities	income	distributions	period	Value(b)(c)	market(b)(d)	Net Assets(e)		Net Assets(e)		Net Assets(e)	(000’s)	turnover(b)(f)
Day Hagan/Ned Davis Research Smart Sector ETF (SSUS)
Six Months ended October 31, 2022 (Unaudited)	$32.69	0.09	(1.95)	(1.86)	—	—	$30.83	(5.69)%	(5.75)%	0.68	%(g)	0.68	%(g)	0.57%	$457,892	136%
Year Ended April 30, 2022	$32.46	0.18	0.25	0.43	(0.20)	(0.20)	$32.69	1.26%	1.29%	0.68	%(g)	0.68	%(g)	0.52%	$467,407	111%
Year Ended April 30, 2021	$22.04	0.20	10.36 (h)	10.56	(0.14)	(0.14)	$32.46	48.02%	47.19%	0.68	%(g)	0.68	%(g)	0.71%	$221,537	84%
January 16, 2020(i) through April 30, 2020	$24.86	0.01	(2.83)	(2.82)	—	—	$22.04	(11.34)%	(10.90)%	0.68	%(g)	0.68	%(g)	0.23%	$46,278	27%

Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF (SSFI)
Six Months ended October 31, 2022 (Unaudited)	$22.89	0.23	(1.86)	(1.63)	(0.12)	(0.12)	$21.14	(7.15)%	(7.28)%	0.68	%(g)	0.68	%(g)	2.05%	$28,542	113%
September 28, 2021(i) through April 30, 2022	$24.85	0.27	(2.02)	(1.75)	(0.21)	(0.21)	$22.89	(7.10)%	(7.06)%	0.68	%(g)	0.68	%(g)	1.87%	$24,611	85%

Day Hagan/Ned Davis Research Smart Sector International ETF (SSXU)
July 1, 2022(i) through October 31, 2022 (Unaudited)	$24.82	(0.05)	(1.91)	(1.96)	—	—	$22.86	(7.90)%	(7.82)%	0.68	%(g)	0.68	%(g)	(0.68)%	$7,428	9%

(a)	Calculated using the average shares method.

(b)	Not annualized for periods less than one year.

(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(e)	Annualized for period less than one year.

(f)	Portfolio turnover increases/decreases due to change within portfolio holdings during the period.

(g)	The Fund invests in other funds and indirectly bears its proportionate shares of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(h)	The amount of net realized and unrealized gain on investments per share does not accord with the amounts in the Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

(i)	Commencement of operations.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report | 9

Notes to Financial Statements	October 31, 2022 (Unaudited)

(1) Organization

Strategy Shares (the “Trust”) was organized on September 7, 2010 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust offers its Shares in eight separate series. The accompanying Financial Statements relate to the following series: Day Hagan/Ned Davis Research Smart Sector ETF (SSUS), Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF (SSFI) and Day Hagan/Ned Davis Research Smart Sector International ETF (SSXU) (individually referred to as a “Fund,” or collectively as the “Funds”). Each Fund is classified as non-diversified under the 1940 Act and is an actively-managed exchange- traded fund. The investment objective of the Day Hagan/Ned Davis Research Smart Sector ETF is to seek long-term capital appreciation and preservation of capital. The investment objective of each of the Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF and the Day Hagan/Ned Davis Research Smart Sector International ETF is to seek total return, consisting of income and capital appreciation. The Funds’ prospectuses provide a description of each Fund’s investment objectives, policies, and strategies. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

The Day Hagan/Ned Davis Research Smart Sector ETF commenced operations on January 16, 2020. The Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF commenced operations on September 28, 2021. The Day Hagan/Ned Davis Research Smart Sector International ETF commenced operations on July 1, 2022. Shares of each Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). Each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks, currently 25,000 Shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

Under the Trust’s organizational documents, its officers and Board of Trustees (“the Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures approved by the Trust’s Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined in accordance with procedures approved by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three- tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Quoted prices in active markets for identical assets.

●	Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Significant unobservable pricing inputs at the measurement date (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Equity securities (including foreign equity securities) traded on a securities exchange are valued at the last reported sales price on the principal exchange, except that equity securities traded on the Nasdaq Stock Market (“Nasdaq”) are valued at the Nasdaq official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at the mean of the quoted bid and asked prices. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

10 | Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a price supplied by a security pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

The following table provides the fair value measurement as of October 31, 2022.

		Total
Fund	Level 1	Investments
Day Hagan/Ned Davis Research Smart Sector ETF (SUSS)
Exchange-Traded Funds	$351,223,499	$351,223,499
Total Investments	$351,223,499	$351,223,499

Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF (SSFI)
Exchange-Traded Funds	21,860,232	21,860,232
Total Investments	$21,860,232	$21,860,232

Day Hagan/Ned Davis Research Smart Sector International ETF (SSXU)
Exchange-Traded Funds	5,621,703	5,621,703
Total Investments	$5,621,703	$5,621,703

For the period ended October 31, 2022, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by the Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

C. Cash and Cash Equivalents

Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statement of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

D. Dividends and Distributions to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. For the Day Hagan/Ned Davis Research Smart Sector ETF, dividends from net investment income, if any, are declared and paid annually. For the Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF, and Day Hagan/Ned Davis Research Smart Sector International ETF, dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments, differing treatment of income relating to swap agreements), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to wash sales and differing treatment on certain investments. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital.

E. Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all series of the Trust in relation to the net assets of each series or on another reasonable basis. The Trust may share expenses with Mutual Fund and Variable Insurance Trust, an open-end management investment company managed by Rational Advisors, Inc. Those expenses that are shared are allocated proportionally among each of the trusts or on another reasonable basis.

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

Donald L. Hagan, LLC, doing business as Day Hagan Asset Management (the “Advisor”), serves as the Funds’ investment advisor pursuant to a Management Agreement. Subject at all times to the oversight of the Board, the Advisor is responsible for the overall management of the Funds. The Trust has arranged for distribution, custody, fund administration, transfer agency and all other services necessary for the Funds to operate. Each Fund pays 0.68% of its average daily net assets, computed daily and paid monthly, for advisory services it receives from the Advisor. These fees are each structured as a “Unified Fee,” pursuant to which the Advisor is obligated to pay or arrange for the payment of substantially all expenses of the Funds (including, without limitation, transfer agent fees, administrative fees and expenses, custodian fees, legal fees, accounting fees, any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares, expenses of registering or qualifying shares for sale, transfer taxes, all expenses of preparing the Trust’s registration statements and prospectuses for the Funds, and the cost of printing and delivering to shareholders prospectuses and reports), except the Funds’ management fee; taxes; brokerage commissions and trading costs; interest (including borrowing costs and overdraft charges); short sale dividends and interest expenses; acquired fund fees and expenses; and non-routine

Semi-Annual Shareholder Report | 11

Notes to Financial Statements (Continued)

or extraordinary expenses of the Funds (such as litigation or reorganizational costs), each of which is paid by the Funds. The Advisor’s Unified Fee is designed to cause substantially all of each Fund’s expenses to be paid and to compensate the Advisor for providing services for the Funds.

B. Distribution and Shareholder Services Fees

Foreside Fund Services, LLC (the “Distributor”) is the principal underwriter and distributor of each Fund’s Shares. The Distributor is compensated by the Advisor in accordance with a Distribution Services Agreement between the Advisor and the Distributor. The Trust has adopted but has yet to implement a Rule 12b-1 Distribution Plan (the “Plan”). The Plan is designed to compensate or reimburse financial intermediaries (including the Distributor, the Advisor, and their affiliates) for activities principally intended to result in the sale of Fund shares, such as advertising and marketing of shares (including printing and disseminating prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. In accordance with the Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Funds. Pursuant to the Plan, each Fund may pay a 12b-1 fee not to exceed 0.25% per year of its average daily net assets. No 12b-1 fee is currently paid by the Funds and the Board has not approved any payments under the Plan.

(4) Investment Transactions

Purchases and sales of investments, excluding in -kind transactions and short-term investments, for the period ended October 31, 2022 were as follows:

Fund	Purchases	Sales
Day Hagan/Ned Davis Research Smart Sector ETF	$428,010,015	$526,330,416
Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF	25,209,140	22,070,251
Day Hagan/Ned Davis Research Smart Sector International ETF	450,310	1,232,342

Purchases and sales of in-kind transactions for the period ended October 31, 2022 were as follows:

Fund	Purchases	Sales
Day Hagan/Ned Davis Research Smart Sector ETF	$56,559,483	$39,714,360
Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF	5,356,763	405,541
Day Hagan/Ned Davis Research Smart Sector International ETF	6,905,008	—

(5) Capital Share Transactions

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The standard charge and maximum transaction fee for each Fund are $250 and $1,000, respectively.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

During the period ended October 31, 2022, the Fund received securities in exchange for subscriptions of capital shares (subscriptions-in-kind) and distributed securities in exchange for redemptions (redemptions-in-kind) as follows:

	Fair Value of	Fair Value of
Fund	Subscriptions-in-Kind	Redemptions-in-Kind
Day Hagan/Ned Davis Research Smart Sector ETF	$56,559,483	$39,714,360
Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF	5,356,763	405,541
Day Hagan/Ned Davis Research Smart Sector International ETF	6,905,008	—

(6) Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years plus the interim tax period since then for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period ended October 31, 2022, the Funds did not incur any interest or penalties. The tax year end for the Funds is April 30.

12 | Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

As of April 30, 2022, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) were as follows:

				Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation/
Fund	Securities	Appreciation	Depreciation	(Depreciation)
Day Hagan/Ned Davis Research Smart Sector ETF	$484,987,511	$8,407,792	$30,634,469	$(22,226,677)
Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF	22,830,407	—	1,579,322	(1,579,322)

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to basis adjustments for wash sales.

The tax character of distributions paid during the tax year or period ended April 30, 2022 were as follows:

	Distributions paid from
	Ordinary	Net Long Term	Total Taxable	Return of	Total
Fund	Income	Capital Gains	Distributions	Capital	Distributions Paid
Day Hagan/Ned Davis Research Smart Sector ETF	$2,097,898	$—	$2,097,898	$—	$2,097,898
Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF	181,986	—	181,986	—	181,986

The tax character of distributions paid during the tax year or period ended April 30, 2022 were as follows:

	Distributions paid from
	Ordinary	Net Long Term	Total Taxable	Return of	Total
Fund	Income	Capital Gains	Distributions	Capital	Distributions Paid
Day Hagan/Ned Davis Research Smart Sector ETF	$684,487	$—	$684,487	$—	$684,487

As of April 30, 2022, the components of distributed earnings/(loss) on a tax basis were as follows:

	Undistributed	Undistributed		Accumulated		Unrealized	Total
	Ordinary	Long Term	Distributed	Capital and		Appreciation/	Distributed
Fund	Income	Capital Gains	Earnings	Other Losses		(Depreciation)	Earnings/(Loss)
Day Hagan/Ned Davis Research Smart Sector ETF	$—	$—	$—	$(4,837,258	)(a)	$(22,226,677)	$(27,063,935)
Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF	33,394	—	33,394	(516,394)		(1,579,322)	(2,062,322)

(a)	The Fund deferred late year ordinary losses in the amount of $159,320, which is included in accumulated capital and other losses.

Permanent Tax Differences:

As of the tax year or period ended April 30, 2022, the following reclassifications relating primarily to redemptions in-kind and taxable overdistributions have been made to increase (decrease) such accounts with offsetting adjustments as indicated:

	Total
	Distributable
Fund	Earnings/(Loss)	Paid in Capital
Day Hagan/Ned Davis Research Smart Sector ETF	$(37,067,405)	$37,067,405
Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF	—	—

Temporary tax differences (e.g. wash sales) do not require a reclassification.

As of April 30, 2022, the Funds have a net CLCF as summarized in the table below. This CLCF is not subject to expiration:

	Short-Term	Long-Term
Fund	Amount	Amount	Total
Day Hagan/Ned Davis Research Smart Sector ETF	$4,677,938	$—	$4,677,938
Day Hagan/Ned Davis Research Smart Sector Fixed Income ETF	516,394	—	516,394

The Day Hagan/Ned Davis Research Smart Sector International ETF commenced operations on July 1, 2022. Information will be determined and provided for each of the above tables at the end of the Fund’s first tax year

Semi-Annual Shareholder Report | 13

Notes to Financial Statements (Continued)

(7) Investment Risks

This section discusses certain common principal risks encountered by the Funds. Each Fund may be subject to other risks in addition to these identified risks. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in a Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following risks: (1) the market price of a Fund’s shares may trade above or below its NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of a Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market Risk

Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or manmade disasters; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to the Funds’ net asset values, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions you could lose your entire investment.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objective(s).

Underlying Fund Risk

The ETFs in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the ETFs and may be higher than other funds that invest directly in stocks and bonds. Each of the ETFs is subject to its own specific risks.

As of October 31, 2022, 26.23% of the Day Hagan/Ned Davis Research Smart Sector ETF’s net assets were invested in the SPDR S&P 500 ETF Trust. The financial statements of the SPDR S&P 500 ETF Trust, including its portfolio of investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Day Hagan/Ned Davis Research Smart Sector ETF’s financial statements.

(8) Subsequent Events

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of October 31, 2022.

14 | Semi-Annual Shareholder Report

Additional Information

Consideration and Approval of Management Agreement with respect to the Day Hagan/Ned Davis Research Smart Sector International ETF (the “International ETF”), June 17, 2022.

The Board considered the approval of a management agreement between the Trust, on behalf of the International ETF, and Day Hagan (the “Management Agreement”). Counsel discussed a memorandum from Stradley regarding the Board’s duties in approving investment advisory agreements, a copy of which was included in the Materials. Counsel discussed Section 15(c) of the 1940 Act, which required approval of advisory agreements by the “disinterested trustees” of the Trust, and the Board’s duty to assure that the advisory agreement is fair to the Trust and thereby to the shareholders of a fund. Counsel said that the factors that the Board should consider in approving the Agreement were: (i) the nature, extent, and quality of the services to be provided; (ii) the performance of the fund and the advisor; (iii) the costs of the services provided; (iv) profits to be realized by the advisor and its affiliates from the relationship with the fund; (v) “fall out” benefits to the advisor and its affiliates; and (vi) the extent to which economies of scale would be realized as the fund grew. Counsel emphasized that the Board should use its informed business judgment as to whether the compensation was reasonable and within the range of what would have been negotiated at “arm’s length bargaining.”

The Board reviewed the services that Day Hagan would provide to the International ETF, including portfolio and risk management.

The Board previously met in executive session with counsel, who provided assistance and advice and reviewed the duties and responsibilities of the Board in evaluating and approving the Management Agreement. Mr. O’Hare assisted the Board in reviewing Day Hagan’s responses to a series of questions regarding, among other things, the investment performance of comparable funds or accounts, comparative fee information, and Day Hagan’s expected profitability and “fall-out” benefits from advising the International ETF (the “Day Hagan 15(c) Response”).

The Board relied upon the advice of counsel and its own business judgment in evaluating and weighting each of the factors to be considered. The conclusions that the Board reached were based upon a comprehensive evaluation and discussion of all the information provided in the Day Hagan 15(c) Response with respect to the approval of the Management Agreement. The Board also considered the information presented at Board meetings throughout the year with respect to Day Hagan’s management of the Day Hagan ETF, the Smart Income ETF, and other affiliated funds.

Review of Day Hagan’s 15(c) Responses

Nature, Extent, and Quality of Services. The Board reviewed the services that Day Hagan would provide to the International ETF and information concerning the financial condition and resources, personnel, business, operations, and compliance program of Day Hagan. The Board noted its familiarity with the key personnel serving the Day Hagan ETF, the Smart Income ETF, and other affiliated funds, and discussed the services provided by the dedicated team of professionals at Day Hagan. The Board then discussed the firm’s strong culture of compliance and risk management program. After further discussion and review of the Day Hagan 15(c) Response, the Board concluded that Day Hagan would provide an acceptable level of services to the International ETF.

Performance. The Board reviewed information regarding the performance of the Day Hagan ETF and Smart Income ETF for various periods ended March 31, 2022. The Day Hagan ETF outperformed its benchmark for the one-year period and for the period performance results of the Composite under Day Hagan’s management, and noted that the Board would revisit the International ETF’s performance after it commenced investment operations.

Fees and Expenses. The Board reviewed the proposed advisory fee for the International ETF of 0.68% as compared to a peer group of funds that invested primarily in international equity securities, the ETF Database Global Equities category. The fee payable to Day Hagan was a “unitary fee” under which Day Hagan would be responsible for paying all of the Fund’s routine expenses, with certain exceptions including brokerage and trading costs, interest, acquired fund fees and expenses, and non-routine or extraordinary expenses. The Board noted that the proposed unitary fee was within the range of net expenses charged to the peer group and the ETF Database Global Equities category. After further discussion and review of the Day Hagan 15(c) Response, the Board concluded that the proposed fee payable to Day Hagan was reasonable.

Profitability. The Board reviewed the projected profitability analysis that Day Hagan had provided with respect to International ETF and considered that Day Hagan expected to realize a profit from its management of the Fund in the first two years of operations.

Semi-Annual Shareholder Report | 15

Additional Information (Continued)

Economies of Scale. The Board considered the terms of the Management Agreement and noted that the fee payable under the Agreement was a unitary fee, and the Agreement did not contain breakpoints that would reduce the fee rate payable by the International ETF as assets reached certain levels. Day Hagan, in its 15(c) Response, stated that it did not currently plan to add breakpoints to its fee rate. After further discussion, the Board determined that the issue of economies of scale would be revisited as assets of the Fund grew materially.

“Fall-out” Benefits. The Board considered the fall-out benefits that Day Hagan was expected to receive from its relationship with the International ETF and the Trust.

Conclusion. No single factor was determinative to the decision of the Board. Having reviewed and discussed in depth such information from Day Hagan as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of counsel, the Board concluded that approval of the Management Agreement was in the best interests of the International ETF and its future shareholders.

16 | Semi-Annual Shareholder Report

Additional Information (Continued)

Statement Regarding Liquidity Risk Management Program

Strategy Shares (the “Trust”), on behalf of its series (collectively, the “Funds” and individually, a “Fund”), has adopted a written liquidity risk management program (the “Program”) pursuant to Rule 22e-4 (the “Rule”) under the Investment Company Act of 1940, as amended. As required by the Rule, the Program has been approved by the Board of Trustees of the Trust (the “Board”). The Board also approved the designation of a committee composed of appointed Trust officers, to serve as the administrator (“LPA”) for each Fund’s Program.

Pursuant to the Rule, the LPA provided a written report to the Board (the “Report”) covering the period from July 1, 2021 to June 30, 2022 (the “Review Period”) addressing the operation of the Program and assessing its adequacy and effectiveness of implementation, including, if applicable, the operation of a Fund’s highly liquid investment minimum (“HLIM”) and any material changes to the Program. The LPA also conducted the annual assessment of each Fund’s liquidity risk (defined as the risk that the Fund could not meet requests for redemption without significant dilution of remaining investors’ interests in the Fund), taking into account applicable factors and considerations specified in the Program.

During the Review Period, the LPA oversaw implementation of the Program and monitoring of each Fund’s liquidity risk on an ongoing basis as set forth in the Program. In accordance with the Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) as applicable, classification of each Fund’s portfolio holdings into one of four liquidity categories based on the number of days; (3) as applicable, establishing and maintaining compliance with a Fund’s HLIM; and (4) prohibiting a Fund’s acquisition of illiquid investments that would result in the Fund holding more than 15% of its net assets in illiquid investments. In addition, for Funds that reserve the right to effect redemptions in-kind, the Rule requires the Fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Key Conclusions of the Report

The Report stated that the Program operated effectively during the Review Period to achieve the goal of assessing and managing each Fund’s liquidity risk during the Review Period, and is reasonably designed to manage each Fund’s liquidity risk. Additionally, the Report stated that there were no material changes to the Program recommended pursuant to the LPA’s review.

There were no material liquidity events that impacted the Funds identified in the Report and none of the Funds were required to comply with the HLIM provisions of the Rule during the Review Period.

The Report noted that each Fund complied with the 15% limitation on illiquid investments during the Review Period and further stated that there were no redemptions in-kind effected by any of the Funds pursuant to the Program during the Review Period.

Semi-Annual Shareholder Report | 17

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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 1-800-594-7930 or at www.dhfunds.com. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on Form N-PORT. These filings are available on the SEC’s website at www.sec.gov. You may also access this information at www.dhfunds.com by selecting “Form N-PORT.”

Donald L. Hagan, LLC, doing business as Day Hagan Asset Management, is the investment advisor of the Funds. Day Hagan Asset Management maintains corporate records of the Funds. Foreside Fund Services, LLC is the principal underwriter and distributor of the Funds’ shares.

Exchange-traded funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in exchange-traded funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

Day Hagan/Ned Davis Research	Day Hagan/Ned Davis Research	Day Hagan/Ned Davis Research
Smart Sector ETF (SSUS)	Smart Sector Fixed Income ETF (SSFI)	Smart Sector International ETF (SSXU)
Cusip 86280R803	Cusip 86280R860	Cusip 8628OR829

1-800-594-7930

Item 2. Code of Ethics.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5.	Audit Committee of Listed Registrants.

Not Applicable.

Item 6.	Investments.

(a) The schedules of investments are included as part of the report to shareholders filed under Item 1of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategy Shares

By (Signature and Title) /s/ Michael Schoonover

Michael Schoonover, Chief Executive Officer

Date ____________12/20/2022_______________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Michael Schoonover

Michael Schoonover, Chief Executive Officer

Date __ ____12/20/2022_____________________

By (Signature and Title) /s/ James Szilagyi__

James Szilagyi, Treasurer

Date ___ 12/20/2022_________________ __________